SCHEDULE OF COMPONENTS OF PROVISION (BENEFIT) FOR INCOME TAXES (Details) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred					$ (53,299)	$ 134,067		$ 178,329
Provision (benefit) for income taxes	$ (3,971)	$ (134,067)			$ (10,091)	$ (134,067)		$ (161,581)	6,965
Agape Superior Living S D N B H D [Member]
Current									(61,402)	$ 580,734
Deferred			50,833	(57,232)					(250,822)	16,814
Provision (benefit) for income taxes			$ 50,833	$ (57,232)					$ (312,224)	$ 597,548